Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2018	Oct. 31, 2017
Property and equipment, gross	$ 39,834,237	$ 39,753,617
Less accumulated amortization and depreciation	(28,629,598)	(27,542,925)
Property and equipment, net	11,204,639	12,210,692
Land [Member]
Property and equipment, gross	3,148,834	3,148,834
Building and Building Improvements [Member]
Property and equipment, gross	8,244,384	8,165,637
Machinery and Equipment [Member]
Property and equipment, gross	27,312,627	25,817,318
Furniture and Fixtures [Member]
Property and equipment, gross	902,633	894,237
Construction in Progress [Member]
Property and equipment, gross	$ 225,759	$ 1,727,591